Share-Based Payment (Tables)	12 Months Ended
Jun. 30, 2026
Share-Based Payment [Abstract]
Schedule of Share-Based Payment Transactions Recognised as an Expense

Total costs arising from share-based payment transactions recognised as an expense during the year were as follows:

	30 June 2026 $	30 June 2025 $	30 June 2024 $
Issue of RSUs to Directors and management (i)	61,332,980	27,044,194	608,156
Issue of RSUs to consultant (ii)	290,223
Issue of RSU’s to suppliers – Chris Gale	-	80,700	-
Issue of shares to suppliers – Bellatrix Corporate Pty Ltd	-	807,000	-
Issue of shares to director – Tony Sage	-	1,200,000	-
Issue of shares to suppliers – Alberta Inc (iii)	4,371,000	955,000	-
Issue of shares to suppliers - Skylong Asset Limited	-	480,000	-
	65,994,203	30,566,894	608,156

(i)	RSUs to Directors and Management

On 1 November 2025, the Company issued 6,230,000 restricted stock units (RSU’s) and 7,470,000 premium vested options (PVO’s) of which 5,110,000 RSU’s and 6,030,000 PVO’s were issued to directors and KMP of the Company.

Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period

The RSU’s vest equally over a three year term and have been valued based on the trading price on the date of issue with the overall cost spread over the vesting period. An amount of $36,520,540 has been booked in the accounts at 30 June 2026.

	Number of RSU’s	Grant date	Fair value at grant date $ per right	Vesting Date
Executives	1,831,667	1 November 2025	$12.94	1 November 2026
Executives	1,831,667	1 November 2025	$12.94	1 November 2027
Executives	1,831,667	1 November 2025	$12.94	1 November 2028
Advisors	315,000	1 November 2025	$12.94	1 November 2026
Non-Executive Directors	420,000	1 November 2025	$12.94	1 November 2026
	Number of PVO’s	Grant date	Fair value at grant date $ per right	Share price hurdle		Vesting Date
Executives, Advisors and Non-Executive Directors	2,490,000	1 November 2025	$8.12	US$	16.25	31 October 2026
Executives, Advisors and Non-Executive Directors	2,490,000	1 November 2025	$8.57	US$	20.31	31 October 2027
Executives, Advisors and Non-Executive Directors	2,490,000	1 November 2025	$8.80	US$	25.39	31 October 2028

Schedule of Following Key Assumptions Were Used in Monte Carlo Simulation Model in Determining the Grant Date Fair Value of PVOs

The following key assumptions were used in the Monte Carlo Simulation model in determining the grant-date fair value of the PVOs:

Tranche		1		2		3
Vesting date		31 October 2026		31 October 2027		31 October 2028
Share price at grant date	US$	12.88	US$	12.88	US$	12.88
Exercise price	US$	12.88	US$	12.88	US$	12.88
Expected volatility		118.6%		102%		97.5%
Risk-free interest rate		3.72%		3.72%		3.72%
Expected life		5 years		5 years		5 year
Expected dividend yield		Nil		Nil		Nil

The following key assumptions were used in the Monte Carlo Simulation model in determining the grant-date fair value of the PVOs:

Tranche	1	2	3
Vesting date	31 October 2026	31 October 2027	31 October 2028
Share price at grant date	US$9.27	US$9.27	US$9.27
Exercise price	US$12.88	US$12.88	US$12.88
Expected volatility	90%	90%	90%
Risk-free interest rate	3.885%	3.885%	3.885%
Expected life	4.54 years	4.54 years	4.54 year
Expected dividend yield	Nil	Nil	Nil

Schedule of Expected Dividend Policy and Historical Dividend Yield	The expected life reflects the midpoint between the vesting period and contractual life and the expected dividend yield was based on the Company’s expected dividend policy and historical dividend yield.
	Number of PVOs	Weighted average exercise price
Outstanding at 1 July 2025	Nil
Granted during the year	7,470,000	US$	12.88
Exercised during the year	Nil
Forfeited/lapsed during the year	Nil
Outstanding at 30 June 2026	7,470,000	US$	12.88
Exercisable at 30 June 2026	-

Schedule of Valued Based on the Trading Price Date of Issue with Overall Cost Spread Over the Vesting Period

The RSU’s vest equally over a three year term and have been valued based on the trading price on the date of issue with the overall cost spread over the vesting period. An amount of $169,700 has been booked in the accounts at 30 June 2026.

	Number of RSU’s	Grant date	Fair value at grant date $ per right	Vesting Date
Consultant	50,000	16 April 2026	$9.27	30 April 2027
Consultant	50,000	16 April 2026	$9.27	30 April 2028
Consultant	50,000	16 April 2026	$9.27	30 April 2029

The PVO’s have an exercise price of $12.88, vest equally over a three year term, expire on 30 October 2035 and have been valued using the Monte Carlos Simulation (MCS) model taking into account the terms and conditions upon which the PVO’s were granted with the overall cost spread over the vesting period. An amount of $120,523 has been booked in the accounts at 30 June 2026.

	Number of PVO’s	Grant date	Fair value at grant date $ per right	Vesting Date
Consultant	60,000	16 April 2026	$2.67	31 October 2026
Consultant	60,000	16 April 2026	$4.42	31 October 2027
Consultant	60,000	16 April 2026	$5.06	31 October 2028
	Number of Shares	Grant date	Fair value at grant date $ per right	Vesting Date
Alberta Inc	100,000	8 October 2025	$11.79	30 June 2026
Alberta Inc	400,000	3 October 2025	$7.98	2 February 2026